REINSURANCE AGREEMENTS	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Reinsurance Agreements
REINSURANCE AGREEMENTS
The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.
The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and $30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.
At December 31, 2016, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 3.8% and 49.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 18.0% and 56.0%, respectively, of its current liability exposure resulting from the GMIB feature. For additional information, see Note 8.
Based on management’s estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2016 and 2015 were $10,316 million and $10,585 million, respectively. The increases (decreases) in fair value were $(269) million, $(140) million and $3,967 million for 2016, 2015 and 2014, respectively, reported in Net derivative gains (losses) on the consolidated statement of income.
At December 31, 2016 and 2015, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,458 million, of which $2,381 million and $2,005 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA - rating), Chubb Tempest Reinsurance Ltd. (AA rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2016 and 2015, affiliated reinsurance recoverables related to insurance contracts amounted to $2,177 million and $2,009 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.
Reinsurance payables related to insurance contracts were $125 million and $131 million, at December 31, 2016 and 2015, respectively.
The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $82 million and $92 million at December 31, 2016 and 2015, respectively.
The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.
The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2016 and 2015 were $734 million and $744 million, respectively.
For affiliated reinsurance agreements see “Related Party Transactions” in Note 11.
The following table summarizes the effect of reinsurance:

	2016	2015	2014
		(In millions)
Direct premiums	$824	$794	$817
Reinsurance assumed	206	207	211
Reinsurance ceded	(176)	(173)	(181)
Premiums	$854	$828	$847
Policy charges and fee income ceded	$640	$645	$630
Policyholders’ Benefits Ceded	$942	$527	$726

Individual Disability Income and Major Medical
Claim reserves and associated liabilities for individual DI and major medical policies were $1,918 million and $1,789 million before ceded reserves of $1,849 million and $1,709 million at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, respectively, $1,676 million and $1,652 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

	2016	2015	2014
	(In millions)
Incurred benefits related to current year	$7	$11	$14
Incurred benefits related to prior years	15	22	16
Total Incurred Benefits	$22	$33	$30
Benefits paid related to current year	$17	$18	$20
Benefits paid related to prior years	15	13	11
Total Benefits Paid	$32	$31	$31